Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
SUPPLEMENTAL SCHEDULE
CREDIT ACCEPTANCE CORPORATION
401(k) PLAN AND TRUST
EIN: 38-1999511
Plan Number: 001
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

	Identity of issuer, borrower, lessor, or similar party	Description of investment including, maturity date, rate of interest, collateral, par, or maturity value	Cost	Current value
CREDIT ACCEPTANCE STOCK FUND:
*	Credit Acceptance Corporation	Common Stock Fund	**	$11,631,580

COLLECTIVE TRUST FUNDS:
	Putnam Stable Value Fund 15	Collective Trust Fund	**	$7,271,391
	AB US Large Cap Growth CIT (W Series) Class L	Collective Trust Fund	**	13,705,444
	Vanguard Target Retirement Income Trust II	Collective Trust Fund	**	428,362
	Vanguard Target Retirement 2020 Trust II	Collective Trust Fund	**	515,214
	Vanguard Target Retirement 2025 Trust II	Collective Trust Fund	**	6,591,715
	Vanguard Target Retirement 2030 Trust II	Collective Trust Fund	**	20,098,555
	Vanguard Target Retirement 2035 Trust II	Collective Trust Fund	**	21,349,605
	Vanguard Target Retirement 2040 Trust II	Collective Trust Fund	**	33,384,422
	Vanguard Target Retirement 2045 Trust II	Collective Trust Fund	**	40,987,572
	Vanguard Target Retirement 2050 Trust II	Collective Trust Fund	**	33,736,869
	Vanguard Target Retirement 2055 Trust II	Collective Trust Fund	**	24,019,427
	Vanguard Target Retirement 2060 Trust II	Collective Trust Fund	**	10,195,244
	Vanguard Target Retirement 2065 Trust II	Collective Trust Fund	**	1,668,049
	Vanguard Target Retirement 2070 Trust II	Collective Trust Fund	**	609,727
	Total collective trust funds			$214,561,596

MUTUAL FUNDS:
	Vanguard Institutional Index I	Mutual Fund	**	$40,841,794
	Vanguard Total International Stock Index Fund (Admiral Shares)	Mutual Fund	**	7,422,465
	Vanguard Small-Cap Index Fund (Admiral Shares)	Mutual Fund	**	7,083,172
	Vanguard Total Bond Market Index Fund (Admiral Shares)	Mutual Fund	**	6,754,260
	Vanguard Mid-Cap Index Fund (Admiral Shares)	Mutual Fund	**	6,534,462
*	Fidelity Small Cap Growth K6 Fund	Mutual Fund	**	4,744,558
	American Funds - New World Fund (Class R6)	Mutual Fund	**	4,419,020
	Vanguard Equity-Income Fund (Admiral Shares)	Mutual Fund	**	4,232,854
	Vanguard FTSE Social Index Fund Admiral	Mutual Fund	**	4,082,470
	Janus Henderson Enterprise Fund (Class N)	Mutual Fund	**	2,997,627
	American Funds - EuroPacific Growth Fund (Class R6)	Mutual Fund	**	2,594,818
	American Funds - The Bond Fund of America R6	Mutual Fund	**	2,265,415
	T. Rowe Price Mid-Cap Value Fund	Mutual Fund	**	1,964,482
	Vanguard Real Estate Index Fund (Admiral Shares)	Mutual Fund	**	1,439,474
	BlackRock High Yield Portfolio Fund Class K	Mutual Fund	**	1,407,488
	Undiscovered Managers Behavioral Value Fund (Class R6)	Mutual Fund	**	1,256,714
	PGIM Global Total Return Fund (Class R6)	Mutual Fund	**	660,682
	Total mutual funds			$100,701,755

*	Notes receivable from participants	Notes receivable from participants bearing interest at rates ranging from 4.25% to 9.50% and maturing through 2034		9,911,683
	Total investments, at fair value, and notes receivable from participants			$336,806,614
* Party-in-interest
** Cost information omitted as all investments are participant-directed